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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                 MARKETLIFE(SM)
                              METLIFE VARIABLE LIFE
                        METLIFE VARIABLE LIFE ACCUMULATOR
                  METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                 METLIFE VARIABLE LIFE ACCUMULATOR - SERIES III
                       METLIFE VARIABLE SURVIVORSHIP LIFE
                      METLIFE VARIABLE SURVIVORSHIP LIFE II
                                   VINTAGELIFE

                       Supplement dated December 16, 2010
   To the Prospectuses dated April 28, 2008 and May 2, 2005 (as supplemented)

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that the Replacement Funds are not currently available as an investment option under your Policy, such Replacement Funds will be added as an investment option on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of policyholders. The Replacement Funds will have at least similar investment objectives and policies as the Existing Funds. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2011.

     The proposed substitution and advisers and/or sub-advisers for the above-listed policies except for VintageLife are:

EXISTING FUND AND CURRENT ADVISER (WITH
CURRENT SUB-ADVISER AS NOTED)                   REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------         -------------------------------------------------
Janus Aspen Global Technology Portfolio         RCM Technology Portfolio (Class B)
(Service Shares)                        (ARROW) RCM Capital Management LLC
Janus Capital Management LLC

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     The proposed substitution and advisers and/or sub-advisers for the above-listed policies EXCEPT MarketLife, MetLife Variable Survivorship Life, and VintageLife are:

EXISTING FUND AND CURRENT ADVISER (WITH
CURRENT SUB-ADVISER AS NOTED)                   REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------         -------------------------------------------------
Legg Mason ClearBridge Variable Capital         Davis Venture Value Portfolio (Class A)
Portfolio                               (ARROW) Davis Selected Advisers, L.P.
Legg Mason Partners Fund Advisor, LLC
(ClearBridge Advisors, LLC)

     The proposed substitution and advisers and/or sub-advisers for the above-listed policies EXCEPT MarketLife and MetLife Variable Survivorship Life are:

EXISTING FUND AND CURRENT ADVISER (WITH
CURRENT SUB-ADVISER AS NOTED)                   REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------         -------------------------------------------------
Legg Mason Global Currents Variable             MFS(R) Research International Portfolio (Class B)
International All Cap Opportunity       (ARROW) Massachusetts Financial Services Company
Portfolio
Legg Mason Partners Fund Advisor, LLC
(Global Currents Investment Management,
LLC)

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy owners or agents of Policy owners.

     - If you make one transfer from an Existing Fund into one or more other subaccounts before the substitution, or from a Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution. In addition, if you make one transfer from an Existing Fund into a subaccount before the substitution or from a Replacement Fund within 30 days after the substitution, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your Policy.

     - On the effective date of the substitution, your cash value in the variable investment option will be the same as before the substitution. However, the number of units you

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          receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitutions, we will send you a prospectus for the appropriate Replacement Fund as well as notice of the actual date of the substitutions and confirmation of transfer.

     Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                           MICC.VLs.Dec2010.supp